Loans (Officer and Director Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Balance, beginning of year	$ 18,327
New loans	9,254
Loan repayments	(1,129)
Balance, end of year	$ 26,452